As filed with the Securities and Exchange
Commission on January 12, 2012, 1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO. [ ]
POST-EFFECTIVE AMENDMENT NO. 66 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 68 [X]
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844
THOMAS M. KINZLER
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
NAME AND ADDRESS (OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ
KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box):
[X ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This filing relates solely to China Emerging Leaders Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

TABLE OF CONTENTS

SIGNATURES
Exhibit Index
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 12th day of January, 2012.
JOHN HANCOCK FUNDS II

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Pursuant to the requirements of the Securities Act, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	January 12, 2012

/s/Charels A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	January 12, 2012

/s/ Charles L. Bardelis * Charles L. Bardelis	Trustee	January 12, 2012

/s/ James R. Boyle * James R. Boyle	Trustee	January 12, 2012

/s/ Peter S. Burgess * Peter S. Burgess	Trustee	January 12, 2012

/s/ Grace K. Fey* Grace K. Fey	Trustee	January 12, 2012

/s/Theron S. Hoffman* Theron S. Hoffman	Trustee	January 12, 2012

/s/ Hassell H. McClellan * Hassell H. McClellan	Trustee	January 12, 2012

/s/ James M. Oates * James M. Oates	Trustee	January 12, 2012

/s/Steven M. Roberts* Steven M. Roberts	Trustee	January 12, 2012

*	By Power of Attorney
JOHN HANCOCK FUNDS II

By:	/s/ Christopher Sechler
Christopher Sechler
Attorney-In-Fact
Pursuant to Power of Attorney
Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement
On January 31, 2011

Exhibit Index
EX-101.INS            XBRL Instance Document
EX-101.SCH            XBRL Taxonomy Extension Schema Document
EX-101.CAL            XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF            XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB            XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE            XBRL Taxonomy Extension Presentation Linkbase Document